Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit		1 Months Ended
		Dec. 31, 2008	Dec. 02, 2008
Capital Unit, Class A [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1]	4.25%
Capital Unit, Class B [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1]	2.25%
Capital Unit, Class C [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1]	2.60%
Capital Unit, Class D [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1],[2]		6.60%
Managing Owner [Member] | Managing Owner Fees [Member] | Capital Unit, Class A [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1]	0.50%
Managing Owner [Member] | Managing Owner Fees [Member] | Capital Unit, Class B [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1]	0.50%
Managing Owner [Member] | Managing Owner Fees [Member] | Capital Unit, Class C [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1]	0.50%
Managing Owner [Member] | Managing Owner Fees [Member] | Capital Unit, Class D [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1],[2]		0.50%
Managing Owner [Member] | Wholesale Fee [Member] | Capital Unit, Class A [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1]	0.00%
Managing Owner [Member] | Wholesale Fee [Member] | Capital Unit, Class B [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1]	0.00%
Managing Owner [Member] | Wholesale Fee [Member] | Capital Unit, Class C [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1]	0.35%
Managing Owner [Member] | Wholesale Fee [Member] | Capital Unit, Class D [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1],[2]		0.35%
Selling Agent [Member] | Selling Commission [Member] | Capital Unit, Class A [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1]	2.00%
Selling Agent [Member] | Selling Commission [Member] | Capital Unit, Class B [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1]	0.00%
Selling Agent [Member] | Selling Commission [Member] | Capital Unit, Class C [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1]	0.00%
Selling Agent [Member] | Selling Commission [Member] | Capital Unit, Class D [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1],[2]		2.00%
Selling Agent [Member] | Selling Commission (Initial Sales Charge) [Member] | Capital Unit, Class A [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1]	0.00%
Selling Agent [Member] | Selling Commission (Initial Sales Charge) [Member] | Capital Unit, Class B [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1]	0.00%
Selling Agent [Member] | Selling Commission (Initial Sales Charge) [Member] | Capital Unit, Class C [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1]	0.00%
Selling Agent [Member] | Selling Commission (Initial Sales Charge) [Member] | Capital Unit, Class D [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1],[2]		2.00%
Clearing Broker [Member] | Clearing, NFA and Exchange Fees [Member] | Capital Unit, Class A [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1]	1.75%
Clearing Broker [Member] | Clearing, NFA and Exchange Fees [Member] | Capital Unit, Class B [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1]	1.75%
Clearing Broker [Member] | Clearing, NFA and Exchange Fees [Member] | Capital Unit, Class C [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1]	1.75%
Clearing Broker [Member] | Clearing, NFA and Exchange Fees [Member] | Capital Unit, Class D [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	[1],[2]		1.75%

[1]	The above costs, fees and expenses are reflected in the commission by class line on the consolidated statement of operations. Commissions were not paid with respect to the LLC's net assets.
[2]	As of December 31, 2016, no Class D units had been sold.